DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Tables)	6 Months Ended
Jun. 27, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
The carrying amount and fair value of the ABL Facility, OpCo Notes, and HoldCo Notes as of June 27, 2014 and December 27, 2013 were as follows (in thousands):

	June 27, 2014		December 27, 2013
Description	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ABL Facility	$90,000	$90,420	$115,000	$115,098
Term Loan Facility(1)	348,286	347,525	—	—
OpCo Notes(1)	—	—	318,347	317,625
HoldCo Notes	365,000	390,550	365,000	398,763

     ____________________

(1)
In March of 2014, Interline New Jersey entered into the Term Loan Facility and used a portion of the proceeds to finance the redemption of the OpCo Notes and discharge its remaining obligations thereunder.

Revenue from External Customers by Products and Services [Table Text Block]
The Company’s net sales by product category were as follows (in thousands):

	Three Months Ended		Six Months Ended
Product Category(1)	June 27, 2014	June 28, 2013	June 27, 2014	June 28, 2013
JanSan	$194,958	$187,766	$376,137	$365,292
Plumbing	73,663	70,716	146,981	142,594
Hardware, tools and fixtures	36,053	32,790	70,805	63,686
HVAC	36,818	36,996	60,905	62,042
Electrical and lighting	22,274	20,665	43,390	41,152
Appliances and parts	22,372	19,939	43,044	38,140
Security and safety	17,840	16,993	35,039	34,222
Other	21,564	19,841	41,710	39,331
Total	$425,542	$405,706	$818,011	$786,459
     ____________________

(1)
The Company continually refines its product classification groupings and, as a result, stock keeping units are     periodically realigned within product categories. Therefore, the prior periods in these tables have been recast to be consistent with current presentation.